Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

        Equity Incentive Plan—Green's 2014 Plan was approved by the Green board and shareholders on July 28, 2014 and became effective immediately prior to Green's initial public offering on August 7, 2014. A total of 1,273,838 shares of Green common stock were reserved for issuance under the 2014 Plan, which permits the grant of incentive stock options, within the meaning of Section 422 of the Code, to Green's employees, and the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other forms of equity-based awards to Green's employees, directors, consultants and independent contractors. The 2014 Plan is administered by the Compensation Committee of the Green board, who may select which eligible participants receive awards, the types of awards to be granted, the purchase price, if any, to be paid for shares covered by the awards and the vesting, forfeiture, cancellation and other terms and conditions of the awards.

        Stock Options.    At March 31, 2015 and December 31, 2014, there were 31,000 and 11,000 time based options outstanding under the 2014 Plan, respectively. Green has three additional stock options plans, all of which are frozen to further issuance.

        The 2010 Option Plan, which was approved by the Green board on June 30, 2010, permitted the grant of up to 2,239,906 options. The non-qualified stock options granted were in the form of time-based options and performance options and may have been granted to a director, officer or employee of Green. Time-based options under the 2010 Option Plan vest over a period of four years and expire on the tenth anniversary of the date of the grant. Performance options under the 2010 Option Plan vest upon the occurrence of a liquidity event, with the vested amounts determined based on the achievement of specified performance and market metrics. The 2010 Option Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan. At March 31, 2015 and December 31, 2014, there were 422,447 and 425,996 time based options, respectively, and 1,652,588 and 1,674,511 performance options, respectively, outstanding under the 2010 Option Plan.

        The Green Bancorp, Inc. 2006 Stock Option Plan (which we refer to in this joint proxy statement/prospectus as the "2006 Option Plan"), which was approved by the shareholders of Green on June 21, 2006, permitted the grant of up to 450,000 options. The options granted may have been in the form of nonqualified stock options, which may have been granted to a director, officer or employee of Green, or incentive stock options, which may have been granted only to officers of Green. Awards under the 2006 Option Plan vest over a four-year period, which began on the first anniversary of the grant date, and must be exercised within 10 years from the grant date. The 2006 Option Plan was frozen to further issuance upon approval of the 2010 Option Plan. At March 31, 2015 and December 31, 2014 there were 362,500 options outstanding under the 2006 Option Plan.

        In addition to the 2006 Option Plan, the Green board adopted the Redstone Bank 2004 Stock Option Plan (which we refer to in this joint proxy statement/prospectus as the "Redstone Option Plan") and froze the plan to further issuance, following Green's acquisition of Redstone Bank. At the time of adoption, all options to acquire stock of Redstone Bank were converted to options to acquire stock of Green and adjusted in terms of number and exercise price based on the terms of the merger agreement. All options issued under the Redstone Option Plan are fully vested as a result of the 2006 change of control event. At March 31, 2015 and December 31, 2014, respectively, there were 297,278 options outstanding under the Redstone Option Plan.

        Restricted Stock Units.    In connection with Green's initial public offering in August 2014, 275,000 restricted stock units were granted under the 2014 Plan. At March 31, 2015 and December 31, 2014, there were 275,000 restricted stock units outstanding under the 2014 Plan. Total restricted stock units compensation expense was $206 thousand in the quarter ended March 31, 2015.

        Stock Appreciation Rights Plan—On May 18, 2007, the Green board adopted the Green Bancorp Stock Appreciation Rights Plan (which we refer to in this joint proxy statement/prospectus as the "SAR Plan"). The SAR Plan provided for the issuance of up to 200,000 units to plan participants at an exercise price of no less than the fair market value of the common stock of Green at the time of grant. Units are redeemable by plan participants under certain circumstances whereby the participant will be paid the excess, if any, of the book value of Green's common stock at the time of exercise over the exercise price. The SAR Plan provides for a 10-year maximum term for units issued, vesting and exercisability limitations and accelerated vesting and deemed exercise in the event of a change of control. The SAR Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan. As of March 31, 2015 and December 31, 2014, there were 121,334 and 134,000 units outstanding under the SAR Plan, respectively.

        Prior to Green's initial public offering, Green elected to account for the accrued SAR Plan liability under the intrinsic-value method as allowed for non-public companies by ASC 718, Compensation—Stock Compensation. During the quarter ended September 30, 2014, Green began to account for the accrued SAR Plan liability utilizing the fair value method. During the quarter ended March 31, 2015, a $108 thousand reversal of stock based compensation expense to reflect the fair value of the SARs was recorded.

        Benefit Plan—Green sponsors a 401(k) plan (which we refer to in this joint proxy statement/prospectus as the "401k Plan"), which is a defined contribution plan available to substantially all employees. Participants in the 401k Plan may make salary deferral contributions up to the amount allowed by law. Green makes safe harbor matching contributions to the 401k Plan equal to 100% of the participant's elective contribution for the plan year up to a maximum of 6% of the participant's salary. Green contributions are fully vested at the date of contribution. The total of Green contributions for the three months ended March 31, 2015 and 2014, were $243 thousand and $187 thousand, respectively.

13. EMPLOYEE BENEFITS

        Equity Incentive Plan—Green's 2014 Plan was approved by the Green board and shareholders on July 28, 2014 and became effective immediately prior to Green's initial public offering on August 7, 2014. A total of 1,273,838 shares of Green common stock were reserved for issuance under the 2014 Plan, which permits the grant of incentive stock options, within the meaning of Section 422 of the Code, to Green's employees, and the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other forms of equity-based awards to Green's employees, directors, consultants and independent contractors. The 2014 Plan is administered by the Compensation Committee of the Green board who may select which eligible participants receive awards, the types of awards to be granted, the purchase price, if any, to be paid for shares covered by the awards and the vesting, forfeiture, cancellation and other terms and conditions of the awards.

        Stock Options.    During 2014, 11,000 stock options were granted under the 2014 Plan. At December 31, 2014 there were 11,000 time based options outstanding under the 2014 Plan. Green has three additional stock options plans, all of which are frozen to further issuance.

        The 2010 Option Plan, which was approved by the Green board on June 30, 2010, permitted the grant of up to 2,239,906 options. The non-qualified stock options granted were in the form of time-based options and performance options and may have been granted to a director, officer or employee of Green. Time-based options under the 2010 Option Plan vest over a period of four years and expire on the tenth anniversary of the date of the grant. Performance options under the 2010 Option Plan vest upon the occurrence of a liquidity event, with the vested amounts determined based on the achievement of specified performance and market metrics. The 2010 Option Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan. At December 31, 2014 there were 425,996 time-based options and 1,277,990 performance options outstanding under the 2010 Option Plan.

        The 2006 Option Plan, which was approved by the shareholders of Green on June 21, 2006, permitted the grant of up to 450,000 options. The options granted may have been in the form of nonqualified stock options, which may have been granted to a director, officer or employee of Green, or incentive stock options, which may have been granted only to officers of Green. Awards under the 2006 Option Plan vest over a four-year period, which began on the first anniversary of the grant date, and must be exercised within 10 years from the grant date. The 2006 Option Plan was frozen to further issuance upon approval of the 2010 Option Plan. At December 31, 2014 and 2013 there were 362,500 options outstanding under the 2006 Option Plan.

        In addition to the 2006 Option Plan, the Green board adopted the Redstone Option Plan and froze the plan to further issuance, following Green's acquisition of Redstone Bank. At the time of adoption, all options to acquire stock of Redstone Bank were converted to options to acquire stock of Green and adjusted in terms of number and exercise price based on the terms of the merger agreement. All options issued under the Redstone Option Plan are fully vested as a result of the 2006 change of control event. At December 31, 2014 and 2013, respectively, there were 297,278 and 306,444 options outstanding under the Redstone Option Plan.

        The fair value of each time-based option award is estimated on the date of grant using a Black-Scholes-Merton option valuation model. The Black-Scholes-Merton formula assumes that option exercises occur at the end of the contractual term of the option, and that expected volatility, expected dividends, and risk-free interest rates are constant over the option's term. The Black-Scholes-Merton formula is adjusted to take into account certain characteristics of employee share options and similar instruments that are not consistent with the assumptions contained in the model. Because of the nature of the formula, those adjustments take the form of weighted-average assumptions about those characteristics. The expected term represents the period of time that options granted are expected to be outstanding. The risk-free interest rate of the option is based on the Treasury Department zero-coupon with a remaining term equal to the expected term used in the assumption model. The expected volatility is an estimated measure of fluctuations in Green's share price.

        The fair value of time-based options granted during 2014 and 2013 was estimated using the following assumptions:

	2014	2013
Expected term (years)	6.5	6.5
Risk-free interest rate	1.07% - 2.12%	1.19% - 2.10%
Expected volatility	56%	35%
Dividend yield	—%	—%

        A summary of changes in outstanding time-based stock options as of December 31, 2014 and 2013, is as follows:

	Number of Options	Weighted- Average Exercise Price	Average Remaining Contractual Term (In Years)
Shares under option—December 31, 2013	1,099,264	$9.19	4.6
Shares granted	14,042	15.70
Shares forfeited or expired	(2,366)	10.24
Shares exercised	(14,166)	8.25

Shares under option—December 31, 2014	1,096,774	9.28	3.7

Shares exercisable—December 31, 2014	1,020,743	9.14	3.4

Shares under option—December 31, 2012	1,082,092	$9.11	5.3
Shares granted	43,298	10.71
Shares forfeited or expired	(3,211)	9.72
Shares exercised	(22,915)	8.25

Shares under option—December 31, 2013	1,099,264	9.19	4.6

Shares exercisable—December 31, 2013	910,793	9.24	4.0

        A summary of the status of Green's nonvested time-based options as of December 31, 2014 and 2013, is presented below:

	Number of Options	Average Grant- Date Fair Value
Nonvested options—December 31, 2013	188,471	$1.87
Shares granted	14,042	8.16
Shares forfeited	(2,028)	2.11
Shares vested	(124,454)	3.12

Nonvested options—December 31, 2014	76,031	$3.29

Nonvested options—December 31, 2012	263,574	$3.14
Shares granted	43,298	1.64
Shares forfeited	(3,211)	3.21
Shares vested	(115,190)	3.11

Nonvested options—December 31, 2013	188,471	$1.87

        As of December 31, 2014 and 2013, there was $193 thousand and $283 thousand, respectively, of total unrecognized compensation expense related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 2.38 years. The total fair value of shares vested during the years ended December 31, 2014 and 2013, was $388 thousand and $358 thousand, respectively.

        Total stock-based compensation expense that was charged against income was $204 thousand, $335 thousand and $324 thousand for 2014, 2013 and 2012, respectively. The total income tax benefit recognized in the statements of operations for share-based compensation arrangements was $71 thousand, $113 thousand and $101 thousand for 2014, 2013 and 2012, respectively.

        Green issued 11,958 performance options during the year ended December 31, 2014 under the 2010 Option Plan. The performance-based options will vest only upon the occurrence of a liquidity event. The numbers of options to be vested will be determined based on the achievement of specified performance and market metrics. The total fair value of the performance options granted during the year ended December 31, 2014 was $22 thousand. Stock-based compensation expense related to the performance options will be recorded upon the occurrence of a qualifying liquidity event. At December 31, 2014 there were 1,277,990 performance based options outstanding under the 2010 Option Plan.

        Restricted Stock Units.    In connection with Green's initial public offering, 275,000 restricted stock units were granted under the 2014 Plan. At December 31, 2014, there were 275,000 restricted stock units outstanding under the 2014 Plan. Total restricted stock units compensation expense was $344 thousand in the year ended December 31, 2014.

        Stock Appreciation Rights Plan—On May 18, 2007, the Green board adopted the SAR Plan. The SAR Plan provided for the issuance of up to 200,000 units to plan participants at an exercise price of no less than the fair market value of the common stock of Green at the time of grant. Units are redeemable by plan participants under certain circumstances whereby the participant will be paid the excess, if any, of the book value of Green's common stock at the time of exercise over the exercise price. The SAR Plan provides for a 10-year maximum term for units issued, vesting and exercisability limitations and accelerated vesting and deemed exercise in the event of a change of control. The SAR Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan. As of December 31, 2014, there were 134,000 units outstanding under the SAR Plan.

        Prior to Green's initial public offering, Green elected to account for the accrued SAR Plan liability under the intrinsic-value method as allowed for non-public companies by ASC 718, Compensation—Stock Compensation. During the quarter ended September 30, 2014, Green began to account for the accrued SAR Plan liability utilizing the fair value method. Stock based compensation expense of $416 thousand was recorded during the year ended December 31, 2014 to reflect the fair value of the SARs.

        Benefit Plan—Green sponsors the 401k Plan, which is a defined contribution plan available to substantially all employees. Participants in the 401k Plan may make salary deferral contributions up to the amount allowed by law. Green makes safe harbor matching contributions to the 401k Plan equal to 100% of the participant's elective contribution for the plan year up to a maximum of 6% of the participant's salary. Green contributions are fully vested at the date of contribution. The total of Green contributions for the years ended December 31, 2014, 2013 and 2012, were $798 thousand, $690 thousand and $592 thousand, respectively.